Earnings Per Share ("EPS") (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Reconciliation of the components of the basic and diluted per share
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ 8,793	$ 5,418	$ 3,421
Basic EPS, Shares	3,300	3,285	3,271
Basic EPS , Per Share Amount	$ 2.66	$ 1.65	$ 1.05
Dilutive impact of stock-based compensation	30	38	9
Diluted EPS, Net Income	$ 8,793	$ 5,418	$ 3,421
Diluted EPS, Shares	3,330	3,323	3,280
Diluted EPS, Per Share Amount	$ 2.64	$ 1.63	$ 1.04